Income tax expense - Summary of Reconciliation of Effective Income Tax Expense (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit from continuing operations before income tax expense	₺ 15,952,932	₺ 8,499,116	₺ 4,694,072
Profit before income tax expense	15,952,932	8,499,116	4,694,072
Tax at the Turkiye's tax rate	(3,988,233)	(2,124,779)	(1,079,637)
Difference in overseas tax rates	110,336	147,241	211,550
Effect of exemptions	3,130,417	2,849,329	1,793,820
Effect of amounts which are not deductible and permanent differences	3,544,601	(909,418)	(633,510)
Change in unrecognized deferred tax assets	(3,242,154)	308,452	(333,765)
Adjustments for current tax of prior years	(50,230)	120,388	23,038
Effect of increase in corporate tax rate in Turkiye		(1,540,146)	560,340
Tax effect of investment in associate and joint venture	546,025	(592,708)	(112,923)
Tax effect of Law No 7440		(407,988)
Inflation adjustments	(4,847,375)	8,895,367	3,597,035
Other	(69,420)	5,256	(4,616)
Total income tax expense	₺ (4,866,033)	₺ 6,750,994	₺ 4,021,332